Share-based Compensation (Details 4) (Restricted Stock, CNY) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012
Share-based compensation
Vesting period			4 years
Restricted Shares
Granted (in shares)	49,040	232,500	281,450
Balance outstanding at the end of the period (in shares)	281,450		281,450
Weighted average remaining contractual life
Granted			5 years 4 months 2 days
Balance outstanding at the end of the period			5 years 4 months 2 days
Additional disclosures
Share-based compensation			2,380
Unrecognized compensation expenses	3,431		3,431
Weighted average period over which unrecognized compensation expenses are expected to be recognized			1 year 22 days
First anniversary of the date of grant
Share-based compensation
Percentage of awards subject to vest in twelve quarterly installments			25.00%
Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Share-based compensation
Percentage of awards subject to vest in twelve quarterly installments			75.00%
Period of vesting of the remaining 75% awards granted			12